Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
As of December 31, 2018, 2017 and 2016, property, plant and equipment are comprised as follows:

Cost	Balance as of January 1, 2018	Additions	Disposals	Currency translation effect	Balance as of December 31, 2018
Land	$1,353,643	24,400	-	47	1,378,090
Buildings and construction	11,440,284	513,033	(11,546)	1,705	11,943,476
Machinery and equipment	14,021,881	1,255,026	(96,727)	1,864	15,182,044
Transportation equipment	1,773,153	101,645	(82,543)	18	1,792,273
Computer equipment	125,991	10,441	(318)	69	136,183
Furniture	169,752	12,985	(4,258)	(24)	178,455
Leasehold improvements	2,661	1,689	-	-	4,350
Construction in progress	1,435,147	63,364	-	3,186	1,501,697
Total	$30,322,512	1,982,583	(195,392)	6,865	32,116,568

Accumulated depreciation	Balance as of January 1 2018	Depreciation for the year	Disposals	Currency translation effect	Balance as of December 31, 2018
Buildings and construction	$(5,323,314)	(221,565)	9,315	(1,261)	(5,536,825)
Machinery and equipment	(6,706,824)	(857,930)	66,578	(7,046)	(7,505,222)
Transportation equipment	(771,406)	(118,439)	60,276	(95)	(829,664)
Computer equipment	(81,504)	(16,598)	305	(237)	(98,034)
Furniture	(119,423)	(12,385)	3,218	(57)	(128,647)
Total	$(13,002,471)	(1,226,917)	139,692	(8,696)	(14,098,392)

Cost	Balance as of January 1, 2017	Additions	Disposals	Currency translation effect	Balance as of December 31, 2017
Land	$1,210,052	156,000	(8,851)	(3,558)	1,353,643
Buildings and construction	10,603,293	896,020	(3,200)	(55,829)	11,440,284
Machinery and equipment	12,035,769	2,158,477	(106,310)	(66,055)	14,021,881
Transportation equipment	1,611,153	269,462	(105,982)	(1,480)	1,773,153
Computer equipment	118,759	13,210	(3,173)	(2,805)	125,991
Furniture	174,183	19,515	(23,505)	(441)	169,752
Leasehold improvements	5,186	-	(2,525)	-	2,661
Construction in progress	1,459,682	694	(33,419)	8,190	1,435,147
Total	$27,218,077	3,513,378	(286,965)	(121,978)	30,322,512

Accumulated depreciation	Balance as of January 1 2017	Depreciation for the year	Disposals	Currency translation effect	Balance as of December 31, 2017
Buildings and construction	$(5,131,723)	(202,513)	2,074	8,848	(5,323,314)
Machinery and equipment	(6,064,744)	(735,461)	69,960	23,421	(6,706,824)
Transportation equipment	(741,253)	(111,073)	80,177	743	(771,406)
Computer equipment	(70,293)	(15,069)	3,160	698	(81,504)
Furniture	(128,959)	(11,672)	20,779	429	(119,423)
Total	$(12,136,972)	(1,075,788)	176,150	34,139	(13,002,471)

Cost	Balance as of January 1, 2016	Additions	Disposals	Currency translation effect	Balance as of December 31, 2016
Land	$1,160,809	40,398	(6,257)	15,102	1,210,052
Buildings and construction	10,017,180	423,357	(69,520)	232,276	10,603,293
Machinery and equipment	10,706,221	1,408,298	(355,957)	277,207	12,035,769
Transportation equipment	1,286,212	433,746	(114,222)	5,417	1,611,153
Computer equipment	85,842	29,702	(2,134)	5,349	118,759
Furniture	155,995	20,548	(5,183)	2,823	174,183
Leasehold improvements	8,742	-	(3,556)	-	5,186
Construction in progress	1,268,545	103,695	-	87,442	1,459,682
Total	$24,689,546	2,459,744	(556,829)	625,616	27,218,077

Accumulated depreciation	Balance as of January 1 2016	Depreciation for the year	Disposals	Currency translation effect	Balance as of December 31, 2016
Buildings and construction	$(4,942,844)	(192,810)	38,726	(34,795)	(5,131,723)
Machinery and equipment	(5,627,281)	(630,370)	297,180	(104,273)	(6,064,744)
Transportation equipment	(751,539)	(81,783)	94,872	(2,803)	(741,253)
Computer equipment	(60,198)	(10,544)	2,918	(2,469)	(70,293)
Furniture	(119,553)	(10,241)	2,038	(1,203)	(128,959)
Total	$(11,501,415)	(925,748)	435,734	(145,543)	(12,136,972)

	December 31,
Carrying amounts, net	2018	2017	2016
Land	$1,378,090	1,353,643	1,210,052
Buildings and construction	6,406,651	6,116,970	5,471,570
Machinery and equipment	7,676,822	7,315,057	5,971,025
Transportation equipment	962,609	1,001,747	869,900
Computer equipment	38,149	44,487	48,466
Furniture	49,808	50,329	45,224
Leasehold improvements	4,350	2,661	5,186
Construction in progress	1,501,697	1,435,147	1,459,682
Total	$18,018,176	17,320,041	15,081,105

Additions of property, plant and equipment in 2017 include assets acquired through business combinations of $1,132,871 that consist of the following:

Land	$133,347
Buildings and construction	500,608
Machinery and equipment	491,101
Transportation equipment	2,137
Furniture	5,679
Total	$1,132,871